Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans

4.  Stock-Based Compensation Plans

We have four stock incentive plans under which 6.7 million shares can be issued to key employees and directors through a grant of stock options, stock awards and/or performance stock units (“PSUs”).  The Compensation/Incentive Committee (“CIC”) of the Board of Directors administers these plans.

     We grant stock options, stock awards and PSUs to our officers, other key employees and directors to better align their long-term interests with those of our shareholders.  We grant stock options at an exercise price equal to the market price of our stock on the date of grant.  Options generally vest evenly annually over a three-year period and have a contractual life of 10 years.  Restricted stock awards generally cliff vest over a three- or four-year period.  Unrestricted stock awards generally are granted to our non-employee directors annually at the time of our annual meeting.  PSUs are contingent upon achievement of multi-year earnings targets or market targets.  Upon achievement of targets, PSUs are converted to unrestricted shares of capital stock.

We recognize the cost of stock options, stock awards and PSUs on a straight-line basis over the service life of the award, generally the vesting period.  We include the cost of restricted stock awards in amortization expense and the cost of all other stock-based compensation in selling, general and administrative expense.

In January and February 2013, the CIC granted 29,992 restricted stock awards to certain key employees.  These shares cliff vest in January 2016 or February 2017.  In May 2013, the CIC granted 7,032 unrestricted shares of stock to the Company’s outside directors.

PERFORMANCE AWARDS

In November 2013, the CIC granted 16,149 PSUs contingent upon the achievement of certain total shareholder return (“TSR”) targets as compared to the TSR of a group of peer companies for the three-year period ending December 31, 2015, the date at which such awards may vest.  The Company utilized a Monte Carlo simulation approach in a risk-neutral framework with inputs including historical volatility of 30.4% and the risk-free interest rate of 0.36%.  The cumulative compensation cost of the TSR-based PSUs award to be recorded over the three year vesting period is         $1.2 million.

In November 2013, the CIC also granted 16,149 PSUs contingent upon the achievement of certain earnings per share (“EPS”) targets.  At end of each reporting period, the Company estimates the number of shares that it believes will ultimately be earned and records that expense over the service period of the award.  We currently estimate cumulative compensation cost of the EPS-based PSUs to be recorded over the three year vesting period is $850,000.

The EBITDA and market-price PSUs granted in November 2012 expired without any shares being issued as the targets were not achieved.

EMPLOYEE STOCK PURCHASE PLAN (“ESPP”)

The ESPP allows eligible participants to purchase our shares through payroll deductions at current market value.  We pay administrative and broker fees associated with the ESPP.  Shares purchased for the ESPP are purchased on the open market and credited directly to participants’ accounts.  In accordance with the FASB’s guidance, the ESPP is non-compensatory.

The following table summarizes total stock option and stock award activity during 2013:

	Stock Options				Stock Awards and PSUs
		Weighted Average		Aggregate		Weighted
			Remaining	Intrinsic		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date
	Options	Price	Life (Years)	(thousands)	Shares	Price
Outstanding at January 1, 2013	2,461,455	$57.41			269,292	$50.34
Granted	329,274	70.30			69,322	74.60
Exercised/Vested	(619,248)	49.46			(56,644)	47.18
Canceled/ Forfeited	(4,069)	64.04			(412)	65.17
Outstanding at December 31, 2013	2,167,412	61.63	6.4	$33,308	281,558	56.93

Vested and expected to vest at December 31, 2013	2,167,412	61.63	6.4	33,308	277,524	56.74
Exercisable at December 31, 2013	1,377,534	58.76	5.2	25,123	n.a.	n.a.

We estimate the fair value of stock options using the Black-Scholes valuation model.  We determine expected term, volatility, dividend yield and forfeiture rate based on our historical experience.  We believe that historical experience is the best indicator of these factors.

Comparative data for stock option and stock award activity include (in thousands, except per-share amounts):

	Years Ended December 31,
	2013	2012	2011
Total compensation cost of stock-based compensation
plans charged against income	$10,868	$11,975	$14,237
Total income tax benefit recognized in income for stock
based compensation plans	3,994	4,401	5,232
Total intrinsic value of stock options exercised	16,922	15,671	12,925
Total intrinsic value of stock awards vested during the period	4,298	2,786	3,757
Per-share weighted averaged grant-date fair value of
stock awards granted	74.60	41.49	64.74

The assumptions we used to value stock option grants are as follows:

	2013	2012	2011

Stock price on date of issuance	$ 70.30	$ 63.36	$ 65.17
Grant date fair value per share	$ 14.79	$ 15.98	$ 19.08
Number of options granted	329,274	442,350	513,100
Expected term (years)	4.9	4.9	4.9
Risk free rate of return	1.39%	0.89%	2.35%
Volatility	24.90%	30.80%	32.80%
Dividend yield	1.1%	1.0%	1.0%
Forfeiture rate	-	-	-

Other data for stock options and stock awards for 2013 include (dollar amounts in thousands):

	Stock	Stock Awards
	Options	and PSUs
Total unrecognized compensation related to nonvested options and awards at end of year	$7,459	$6,465
Weighted average period over which unrecognized compensation cost of nonvested options
and awards to be recognized (years)	2.2	2.1
Actual income tax benefit realized from options exercised during the year	$6,251	n.a.
Aggregate intrinsic value of stock awards and PSUs vested and expected to vest	n.a.	21,369